COMMITMENTS AND CONTINGENCIES (Details)	Mar. 30, 2019 USD ($) ft²	Dec. 29, 2018 USD ($)
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due		$ 46,259,000
Denver, Colorado | Retail Store Lease
Operating Leased Assets [Line Items]
Area (in sqft) | ft²	4,800
Term of lease	120 months
Operating Leases, Future Minimum Payments Due	$ 27,000